NET REVENUE (Details)		6 Months Ended
		Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
Total		$ 38,071,796	¥ 5,488,810,821	¥ 4,773,202,759
Add: reversal (provision) of sales refund*	[1]	(5,401)	(778,697)	2,458,404
Transferred over Time [Member]
Total		31,890,659	4,597,676,348	3,957,277,559
Transferred at Point in Time [Member]
Total		6,181,137	891,134,473	815,925,200
Sports School Business Membership [Member]
Total		21,106,592	3,042,937,331	2,813,851,457
Sports School Business Events [Member]
Total		5,525,432	796,601,540	721,809,806
Sports School Business Others [Member]
Total		686,302	98,944,148	89,445,832
Social Business [Member]
Total		10,758,871	1,551,106,499	1,145,637,260
Subtotal [Member]
Total		$ 38,077,197	¥ 5,489,589,518	¥ 4,770,744,355

[1]	Provision and Reversal for sales refund